Concentrations of Credit Risk - Schedule of Customers Account for More than 10% of Company's Accounts Receivable and Sale of Power (Detail) - Customer Concentration Risk [Member]			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Percentage of Accounts Receivable [Member] | NTPC Vidyut Vyapar Nigam Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.40%	5.60%
Percentage of Accounts Receivable [Member] | Punjab State Power Corporation Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.10%	39.30%
Percentage of Accounts Receivable [Member] | Solar Energy Corporation of India [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.40%	21.90%
Percentage of Accounts Receivable [Member] | Gulbarga Electricity Supply Company [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.30%
Percentage of Accounts Receivable [Member] | Chamundeshwari Electricity Supply Company [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%
Percentage of Sale of Power [Member] | NTPC Vidyut Vyapar Nigam Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			21.20%	15.60%
Percentage of Sale of Power [Member] | Punjab State Power Corporation Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			27.10%	24.10%
Percentage of Sale of Power [Member] | Solar Energy Corporation of India [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			13.00%	23.40%
Percentage of Sale of Power [Member] | Gulbarga Electricity Supply Company [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			5.50%
Percentage of Sale of Power [Member] | Chamundeshwari Electricity Supply Company [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			6.80%